Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Operating income other than revenue	$ 17	$ 16	$ 15
OPERATING EXPENSES
Research and development expenses	(67,536)	(88,053)	(62,872)
General and administrative expenses	(12,182)	(19,058)	(14,297)
Total operating expenses	(79,718)	(107,111)	(77,169)
OPERATING LOSS	(79,701)	(107,095)	(77,154)
Finance income	648	854	393
Finance expense	(3,879)	(2,482)
NET LOSS BEFORE TAX	(82,932)	(108,723)	(76,761)
Income tax (expense) / benefit	(34)	(67)	45
NET LOSS FOR THE YEAR	$ (82,966)	$ (108,790)	$ (76,716)
Net loss per share
Basic	$ (1.67)	$ (2.49)	$ (1.91)
Diluted	$ (1.67)	$ (2.49)	$ (1.91)
Items that will not be reclassified to profit and loss
Remeasurements on post-employment benefit plans, net of tax	$ 982	$ (4,694)	$ (544)
Items that may be reclassified to profit or loss
TOTAL OTHER COMPREHENSIVE INCOME / (LOSS)	982	(4,694)	(544)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (81,984)	$ (113,484)	$ (77,260)